Consolidated Statements of Operations In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Net revenues
Sales of PV modules	$ 2,287,467	14,397,086	12,276,854	7,158,441
Sales of PV systems	8,537	53,731	56,662	50,197
Other revenues	36,090	227,148	166,471	46,231
Total net revenues	2,332,094	14,677,965	12,499,987	7,254,869
Cost of revenues
Cost of PV modules sales	1,891,594	11,905,502	8,131,218	5,458,284
Cost of PV systems sales	6,876	43,280	49,190	39,851
Cost of other revenues	44,409	279,504	166,794	42,361
Total cost of revenues	1,942,879	12,228,286	8,347,202	5,540,496
Gross profit	389,215	2,449,679	4,152,785	1,714,373
Operating expenses
Selling expenses	129,971	818,022	780,244	347,545
General and administrative expenses	95,763	602,728	467,516	410,101
Research and development expenses	45,267	284,909	137,525	184,332
Provision for (recovery of) doubtful accounts receivable	6,195	38,988	(13,098)	322,668
Impairment of goodwill	43,436	273,382
Impairment of long-lived assets	361,465	2,275,024		131,177
Provision for inventory purchase commitments	135,321	851,694
Total operating expenses	817,418	5,144,747	1,372,187	1,395,823
Income (loss) from operations	(428,203)	(2,695,068)	2,780,598	318,550
Other income (expense)
Equity in losses of affiliates, net	(1,518)	(9,557)	(628)	(2,769)
Interest expense	(99,578)	(626,737)	(438,011)	(376,336)
Interest income	4,584	28,852	15,992	6,321
Foreign currency exchange gains (losses)	(30,264)	(190,475)	(338,216)	38,389
Loss on debt extinguishment				(244,744)
Loss from revaluation of embedded derivative				(231,345)
Gain on bargain purchase from an acquisition	8,294	52,202
Other income	6,608	41,593	11,764	7,373
Earnings (loss) before income taxes	(540,077)	(3,399,190)	2,031,499	(484,561)
Income tax benefit (expense)	21,197	133,413	(333,466)	31,831
Net income (loss)	(518,880)	(3,265,777)	1,698,033	(452,730)
Less: Loss (earnings) attributable to the noncontrolling interests	9,035	56,866	(311,257)	(78,865)
Net income (loss) attributable to Yingli Green Energy	$ (509,845)	(3,208,911)	1,386,776	(531,595)
Basic earnings (loss) per ordinary share (in CNY and dollars per share)	$ (3.25)	(20.46)	9.15	(3.83)
Diluted earnings (loss) per ordinary share (in CNY and dollars per share)	$ (3.25)	(20.46)	8.86	(3.83)